Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	¥ 2,281,913	¥ 2,120,515
Trade notes and accounts receivable, net	161,247	138,373
Inventories, net	16,555,068	13,612,387
Consumption tax receivable	179,603	5,749
Short-term investments	331,484	182,030
Other current assets	485,136	353,579
Total current assets	19,994,451	16,412,633
Non-current assets
Property, plant and equipment, net	1,929,365	357,527
Operating lease right-of-use assets	4,059,263	4,481,941
Software	20,464	27,792
Leasehold and guarantee deposits	402,318	465,968
Deferred tax assets	440,688	458,767
Other non-current assets	191,602	363,608
Allowance for credit losses	(81,256)	(84,048)
Total non-current assets	6,962,444	6,071,555
Total assets	26,956,895	22,484,188
Current liabilities
Accounts payable	338,534	597,708
Accrued expenses	131,848	112,661
Short-term loans	1,605,658	1,885,259
Current portion of bonds	6,318	28,620
Current portion of long-term loans	4,878,372	4,025,343
Operating lease liabilities, current	497,038	463,129
Finance lease liabilities, current	8,357	8,400
Contract liabilities	260,186	252,260
Income taxes payable	343,778	248,885
Other current liabilities	260,745	254,956
Total current liabilities	8,330,834	7,877,221
Non-current liabilities
Bonds	35,562
Long-term loans	10,584,054	6,858,607
Operating lease liabilities, non-current	3,647,248	4,090,933
Finance lease liabilities, non-current	12,768	19,062
Other non-current liabilities	131,170	121,146
Total non-current liabilities	14,410,802	11,089,748
Total liabilities	22,741,636	18,966,969
SHAREHOLDERS’ EQUITY
Common shares: 81,498,000 shares authorized, 23,652,110 shares issued and 23,610,870 and 23,628,452 shares outstanding as of March 31, 2026 and March 31, 2025 with no stated value.	924,817	924,817
Capital surplus	1,445,333	1,445,333
Additional paid in capital	(225,406)	(238,115)
Retained earnings	2,078,645	1,397,387
Treasury shares	(4,761)	(2,539)
Accumulated other comprehensive loss	(3,369)	(9,664)
Total shareholders’ equity	4,215,259	3,517,219
Total liabilities and equity	¥ 26,956,895	¥ 22,484,188